Exhibit 99
Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	February 2015
Payment Date	3/16/2015
Transaction Month	38
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,647,026,558.63	73,859	58.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$340,400,000.00	0.44878%	February 15, 2013
Class A-2 Notes	$454,500,000.00	0.620%	September 15, 2014
Class A-3 Notes	$547,800,000.00	0.840%	August 15, 2016
Class A-4 Notes	$157,160,000.00	1.150%	June 15, 2017
Class B Notes	$47,360,000.00	1.880%	August 15, 2017
Class C Notes	$31,570,000.00	2.400%	November 15, 2017
Class D Notes	$31,570,000.00	2.940%	July 15, 2018
Total	$1,610,360,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,008,166.35

Principal:
Principal Collections	$11,337,401.25
Prepayments in Full	$5,039,749.37
Liquidation Proceeds	$98,560.88
Recoveries	$38,850.13
Sub Total	$16,514,561.63
Collections	$17,522,727.98

Purchase Amounts:
Purchase Amounts Related to Principal	$438,661.99
Purchase Amounts Related to Interest	$2,314.50
Sub Total	$440,976.49

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$17,963,704.47

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	February 2015
Payment Date	3/16/2015
Transaction Month	38
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$17,963,704.47
Servicing Fee	$242,232.06	$242,232.06	$0.00	$0.00	$17,721,472.41
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$17,721,472.41
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$17,721,472.41
Interest - Class A-3 Notes	$8,614.77	$8,614.77	$0.00	$0.00	$17,712,857.64
Interest - Class A-4 Notes	$150,611.67	$150,611.67	$0.00	$0.00	$17,562,245.97
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,562,245.97
Interest - Class B Notes	$74,197.33	$74,197.33	$0.00	$0.00	$17,488,048.64
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,488,048.64
Interest - Class C Notes	$63,140.00	$63,140.00	$0.00	$0.00	$17,424,908.64
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,424,908.64
Interest - Class D Notes	$77,346.50	$77,346.50	$0.00	$0.00	$17,347,562.14
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$17,347,562.14
Regular Principal Payment	$16,191,639.96	$16,191,639.96	$0.00	$0.00	$1,155,922.18
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,155,922.18
Residuel Released to Depositor	$0.00	$1,155,922.18	$0.00	$0.00	$0.00
Total		$17,963,704.47

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$16,191,639.96
Total					$16,191,639.96
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$12,306,819.79	$22.47	$8,614.77	$0.02	$12,315,434.56	$22.49
Class A-4 Notes	$3,884,820.17	$24.72	$150,611.67	$0.96	$4,035,431.84	$25.68
Class B Notes	$0.00	$0.00	$74,197.33	$1.57	$74,197.33	$1.57
Class C Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Class D Notes	$0.00	$0.00	$77,346.50	$2.45	$77,346.50	$2.45
Total	$16,191,639.96	$10.05	$373,910.27	$0.23	$16,565,550.23	$10.28

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	February 2015
Payment Date	3/16/2015
Transaction Month	38

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$12,306,819.79	0.0224659	$0.00	0.0000000
Class A-4 Notes	$157,160,000.00	1.0000000	$153,275,179.83	0.9752811
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$279,966,819.79	0.1738536	$263,775,179.83	0.1637989

Pool Information
Weighted Average APR	4.311%	4.315%
Weighted Average Remaining Term	26.80	25.94
Number of Receivables Outstanding	25,755	25,172
Pool Balance	$290,678,473.11	$273,658,830.69
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$279,966,819.79	$263,775,179.83
Pool Factor	0.1764868	0.1661533

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$16,470,265.59
Targeted Credit Enhancement Amount	$16,470,265.59
Yield Supplement Overcollateralization Amount	$9,883,650.86
Targeted Overcollateralization Amount	$9,883,650.86
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$9,883,650.86

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$16,470,265.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$16,470,265.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$16,470,265.59

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	February 2015
Payment Date	3/16/2015
Transaction Month	38

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		56	$105,268.93
(Recoveries)		133	$38,850.13
Net Losses for Current Collection Period			$66,418.80
Cumulative Net Losses Last Collection Period			$9,725,034.92
Cumulative Net Losses for all Collection Periods			$9,791,453.72

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.27%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.01%	403	$5,497,609.07
61-90 Days Delinquent	0.20%	34	$534,932.11
91-120 Days Delinquent	0.08%	11	$210,132.43
Over 120 Days Delinquent	0.41%	70	$1,129,717.50
Total Delinquent Receivables	2.69%	518	$7,372,391.11

Repossession Inventory:
Repossessed in the Current Collection Period		13	$187,142.42
Total Repossessed Inventory		19	$330,107.34

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.4058%
Preceding Collection Period			0.4965%
Current Collection Period			0.2825%
Three Month Average			0.3949%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.5669%
Preceding Collection Period			0.5746%
Current Collection Period			0.4569%
Three Month Average			0.5328%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer